SUPPLEMENT DATED FEBRUARY 15, 2024

TO THE PROSPECTUS DATED MAY 1, 2023

FOR AUL AMERICAN UNIT TRUST

This supplement amends certain information in the above-referenced prospectus:

1.)	The Appendix: Funds Available Under the Contract to the Prospectus is revised to add the following Funds:

Asset Class	Fund Identifier - internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns as of 12/31/2023
				1 year	5 year	10 year
World Stock	6-6PK	Cohen & Steers Preferred Sec & Inc Z: Class Inst Investment Adviser: Cohen & Steers Capital Management, Inc.	0.77	6.50	2.51
Midcap Value	6-6PM	Fidelity Advisor® Value Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.75*	19.90	9.96
Specialty	6-6PN	Columbia Seligman Global Tech Inst3: Class Inst Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.94	45.65	19.42

Cash	6-6PP	Fidelity® Inv MM Fds Government Instl: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.14*	5.10	1.80
Small Cap Value	6-6PR	Invesco Small Cap Value R6: Class Retirement Investment Adviser: Invesco Advisers, Inc.	0.71	23.46	11.87
Specialty	6-6PT	Putnam Global Health Care R6: Class Retirement Investment Adviser: Putnam Investment Management, LLC Investment Subadviser: Putnam Advisory Company, LLC;Putnam Investments Limited	0.71	9.40
High Yld Bond	6-6PV	PGIM Short Duration High Yield Income R6: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM Fixed Income	0.70*	11.23	4.64
Midcap Blend	6-6PW	Touchstone Mid Cap R6: Class Retirement Investment Adviser: Touchstone Advisors Inc Investment Subadviser: London Company of Virginia	0.81*	27.64

Interm Bond	6-6PX	Catholic Responsible Investments Bd Ins: Class Inst Investment Adviser: Christian Brothers Inv Srvc Inc Investment Subadviser: Brandywine Global Investment Mgmt, LLC;Dodge & Cox;Sun Life Capital Management (U.S) LLC;Teachers Advisors, LLC	0.36	5.97
Frgn S/M Eqt	6-6PY	Catholic Rspnsbl Invst Intl Sm-Cp Ins: Class Inst Investment Adviser: Christian Brothers Inv Srvc Inc Investment Subadviser: Lazard Asset Management LLC;Global Alpha Capital Management Ltd.	1.15*	12.23
Frgn Blend	6-6R3	Catholic Rspnsbl Invstmnts Intl Eq Inv: Class Inv Investment Adviser: Christian Brothers Inv Srvc Inc Investment Subadviser: Causeway Capital Management LLC;Principal Global Investors LLC;WCM Investment Management	0.97	19.82
Smlcap Blend	6-6R4	Catholic Rspnsbl Invstmnts Small-Cap Ins: Class Inst Investment Adviser: Christian Brothers Inv Srvc Inc Investment Subadviser: Rhumbline Advisers	0.29	16.01

Lrgcap Blend	6-6R6	Catholic Rsp Invst Mlt-Styl US Eq Ins: Class Inst Investment Adviser: Christian Brothers Inv Srvc Inc Investment Subadviser: Mar Vista Investment Partners, LLC;Dodge & Cox;Wellington Management Company LLP	0.67	27.83
Lrgcap Blend	6-6R7	Catholic Rspnsbl Invst Equity Idx Ins: Class Inst Investment Adviser: Christian Brothers Inv Srvc Inc Investment Subadviser: Rhumbline Advisers	0.09*	27.54
Mgd As Alloc	6-6R9	JPMorgan SmartRetirement® Blend 2065 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.19*	19.13
Mgd As Alloc	6-6RC	JPMorgan Smartretirement® 2065 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42*	19.95
Mgd As Alloc	6-6RF	JPMorgan SmartRetirement® Blend 2065 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44*	18.79
Smlcap Grwth	6-6RP	Columbia Small Cap Growth Inst3: Class Inst Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.84	26.39	10.75	12.72

Lrgcap Grwth	6-6RH	Alger Focus Equity Y: Class Inst Investment Adviser: Fred Alger Management, LLC	0.58*	44.68
Frgn Grwth	6-6RJ	American Funds International Vntg R-6: Class Retirement Investment Adviser: Capital Research and Management Company	0.54*	16.32
Interm Bond	6-6RK	Dodge & Cox Income X: Class Other Investment Adviser: Dodge & Cox	0.33*	7.76
Lrgcap Blend	6-6RM	Putnam Core Equity Fund R6: Class Retirement Investment Adviser: Putnam Investment Management, LLC Investment Subadviser: Franklin Resources Inc;Great-West Lifeco Inc	0.64	28.10
Shrt Trm Bnd	6-6RR	Baird Ultra Short Bond Institutional: Class Inst Investment Adviser: Robert W. Baird & Co. Incorporated	0.15*	5.71	2.25
Smlcap Grwth	6-6RT	TRP Integrated US Small-Cap Gr Eq I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.66	21.16	8.17	11.82

MGD ASSET ALLOCATION	6-6RV	PIMCO Realpath Blend 2065 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.15*	19.57
MGD ASSET ALLOCATION	6-6RW	PIMCO Realpath Blend 2065 Administrative: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.40*	19.28
MGD ASSET ALLOCATION	6-6RX	T. Rowe Price Retirement 2005 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.34
MGD ASSET ALLOCATION	6-6RY	T. Rowe Price Retirement 2010 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.34
MGD ASSET ALLOCATION	6-6T3	T. Rowe Price Retirement 2015 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.35
MGD ASSET ALLOCATION	6-6T4	T. Rowe Price Retirement 2020 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.37
MGD ASSET ALLOCATION	6-6T6	T. Rowe Price Retirement 2025 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.38

MGD ASSET ALLOCATION	6-6T7	T. Rowe Price Retirement 2030 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.40
MGD ASSET ALLOCATION	6-6T9	T. Rowe Price Retirement 2035 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.42
MGD ASSET ALLOCATION	6-6TC	T. Rowe Price Retirement 2040 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.43
MGD ASSET ALLOCATION	6-6TF	T. Rowe Price Retirement 2045 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.44
MGD ASSET ALLOCATION	6-6TG	T. Rowe Price Retirement 2050 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.45
MGD ASSET ALLOCATION	6-6TH	T. Rowe Price Retirement 2055 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.46
MGD ASSET ALLOCATION	6-6TJ	T. Rowe Price Retirement 2060 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.46

MGD ASSET ALLOCATION	6-6TK	T. Rowe Price Retirement 2065 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.46
MGD ASSET ALLOCATION	6-6TM	T. Rowe Price Retirement Balanced Class I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.34
SPECIALTY	6-6TN	American Beacon SSI Alternative Inc R5: Class Retirement Investment Adviser: American Beacon Advisors Inc Investment Subadviser: SSI Investment Management LLC	1.32*	8.05
FOREIGN VALUE	6-6TP	Vanguard International Dividend Gr Inv: Class Inv Investment Adviser: Wellington Management Company LLP	0.54
MID CAP BLEND	6-6TR	ClearBridge Mid Cap IS: Class Inst Investment Adviser: Legg Mason Partners Fund Advisor, LLC Investment Subadviser: ClearBridge Investments, LLC	0.76*	13.90	6.99	9.94

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Fund’s prospectus for additional information.

2.)	The following Funds in the Appendix: Funds Available Under the Contract to the Statutory Prospectus have been liquidated:

Fund Name

JHancock Income Presv Blend Ptf R6

3.)	The following Funds in the Appendix: Funds Available Under the Contract to the Statutory Prospectus have been closed to new investors:

Fund Name
Brandes Core Plus Fixed Income Fd CL 3
T. Rowe Price Retirement I 2005 I
T. Rowe Price Retirement I 2010 I
T. Rowe Price Retirement I 2015 I
T. Rowe Price Retirement I 2020 I
T. Rowe Price Retirement I 2025 I
T. Rowe Price Retirement I 2030 I
T. Rowe Price Retirement I 2035 I
T. Rowe Price Retirement I 2040 I
T. Rowe Price Retirement I 2045 I
T. Rowe Price Retirement I 2050 I
T. Rowe Price Retirement I 2055 I
T. Rowe Price Retirement I 2060 I
T. Rowe Price Retirement I 2065 I
T. Rowe Price Retirement Balanced I
T. Rowe Price Retirement Balanced I
T. Rowe Price Retirement Balanced I
T. Rowe Price Retirement Balanced I
T. Rowe Price Retirement Balanced I
T. Rowe Price Retirement Balanced I
T. Rowe Price Retirement Balanced I
T. Rowe Price Retirement Balanced I
T. Rowe Price Retirement Balanced I
T. Rowe Price Retirement Balanced I

T. Rowe Price Retirement Balanced I
T. Rowe Price Retirement Balanced I
T. Rowe Price Retirement Balanced I
T. Rowe Price International Discovery
T. Rowe Price Health Sciences I

4.)	The following Funds in the Appendix: Funds Available Under the Contract to the Statutory Prospectus have been re-opened to new investors:

Fund Name

T. Rowe Price International Discovery
T. Rowe Price Health Sciences I
Columbia Dividend Income A
Columbia Dividend Income Adv
Columbia Dividend Income Inst3

For additional information about the Funds, please refer to the respective Fund’s prospectus and statement of additional information.

This supplement should be retained with the Prospectus for future reference.